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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                    Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Short Term Income Fund

 Schedule of Investments  5/31/11 (unaudited)

 Principal

 Float

 S&P/Moody's

 Value

 Amount

 Rate

 Ratings

 ASSET BACKED SECURITIES - 15.7%

 Materials - 2.0%

 Aluminum - 0.3%

 621,237

 0.86

 AAA / Aaa

 Bayview Financial Acquisition, Floating Rate Note, 5/28/44

 $

 581,953

 292,519

 0.62

 AAA / Aaa

 Bayview Financial Acquisition, Floating Rate Note, 8/28/44

 282,425

 $

 864,378

 Diversified Metals & Mining - 0.0%

 116,339

 0.73

 BBB+ / Aa3

 Countryplace Manufactured Housing Contract Trust, Floating Rate Note, 7/15/37

 $

 116,920

 Precious Metals & Minerals - 0.8%

 1,938,154

 AA+ / Aaa

 Lehman ABS Manufactured Housing Contract Trust, 0.648%, 6/15/33

 $

 1,840,737

 250,000

 BBB+ / Ba3

 Madison Avenue Manufactured Housing, 2.4626%, 3/25/32

 243,905

 $

 2,084,642

 Steel - 0.9%

 496,389

 AAA / Aa1

 Centex Home Equity, 3.173%, 6/25/33

 $

 489,105

 1,050,000

 AAA / Aa2

 First NLC Trust, 0.74719%, 9/25/35

 980,039

 124,088

 B / A2

 IXIS Real Estate Capital Trust, 0.5526%, 2/25/36

 109,891

 925,631

 0.33

 AA+ / Aa3

 Nomura Home Equity Loan, Inc., Floating Rate Note, 5/25/35

 890,372

 $

 2,469,407

 Total Materials

 $

 5,535,347

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.4%

 1,000,000

 AAA / NR

 Ford Auto Securitization, 2.431%, 11/17/14

 $

 1,036,667

 Automobile Manufacturers - 0.2%

 650,000

 BBB / NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17

 $

 650,000

 Total Automobiles & Components

 $

 1,686,667

 Banks - 5.3%

 Diversified Banks - 0.1%

 130,901

 0.35

 AAA / Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 $

 127,190

 189,329

 0.33

 AAA / NR

 Wells Fargo Home Equity Trust, 0.6415%, 12/25/35

 174,706

 $

 301,896

 Thrifts & Mortgage Finance - 5.1%

 90,445

 0.51

 A+ / Aa1

 ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35

 $

 89,141

 207,405

 0.39

 AAA / Aaa

 Ameriquest Mortgage Securities, Floating Rate Note, 8/25/35

 198,591

 513,634

 AAA / Aa1

 Ameriquest Mortgage Securities, Inc., 0.5625%, 11/25/34

 471,374

 550,300

 AA / Aa2

 Bear Stearns Asset Backed Securities, Inc., 0.8271%,

 525,112

 242,093

 0.37

 AA / A1

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 12/25/36

 236,976

 474,388

 4.51

 AAA / Aaa

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 6/25/43

 445,925

 193,037

 0.31

 AAA / Baa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 190,275

 182,047

 0.49

 AAA / Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 12/25/35

 179,798

 1,773,744

 0.67

 AA+ / Aa1

 Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35

 1,701,542

 689,221

 AAA / Aa3

 Citigroup Mortgage Loan Trust Inc., 0.6615%, 8/25/35

 647,996

 342,480

 0.31

 B- / Caa2

 Countrywide Asset Backed Certificates, Floating Rate Note, 4/25/32

 179,930

 304,564

 0.80

 AAA / Baa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 287,075

 432,505

 0.63

 A / Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37

 421,682

 449,691

 5.07

 AAA / Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 429,652

 136,080

 5.56

 AAA / A2

 CRMSI 2006-2 A3, Floating Rate Note,  9/25/36

 136,401

 225,186

 5.68

 B+ / Ba1

 CWL 2006-15 A2, Floating Rate Note, 10/25/46

 221,236

 464,130

 0.34

 B- / Ba3

 First Franklin Mortgage Loan A, Floating Rate Note, 8/25/36

 459,501

 136,576

 AA+ / Baa2

 GSAA Trust, 0.47625%, 6/25/35

 133,962

 157,379

 AAA / A1

 GSAA Trust, 4.316%, 11/25/34

 157,754

 350,000

 0.79

 AA+ / A1

 GSAA Trust, Floating Rate Note, 6/25/35

 334,935

 95,544

 0.64

 A / A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 91,493

 42,853

 0.59

 AAA / Aaa

 GSAMP Trust, Floating Rate Note, 8/25/36

 42,060

 631,199

 A+ / B1

 HEMT 2004-6 M2, 5.321%, 4/25/35

 431,747

 378,471

 AAA / Aaa

 LEAF II RECEIVABLES, 3.45%, 11/20/12

 377,898

 462,255

 CCC+ / Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37

 198,769

 162,907

 AAA / B1

 Morgan Stanley Home Equity Loan Trust, 0.5326%, 9/25/35

 133,567

 306,534

 0.27

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 290,197

 308,048

 0.39

 A / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 300,561

 59,865

 0.40

 AA+ / Aaa

 Ownit Mortgage Loan Asset Back, Floating Rate Note, 3/25/36

 59,765

 624,075

 4.21

 AA / Aa2

 PNMAC 2010-NPL1 A, Floating Rate Note, 5/25/50

 610,845

 761,886

 AA / Baa2

 Popular ABS Mortgage Pass Through Trust, 5.181%, 9/25/34

 548,031

 313,141

 0.64

 AAA / Aaa

 RAAC Series, Floating Rate Note, 6/25/35

 312,192

 240,000

 0.67

 AA+ / A3

 RASC 2005-KS7 M1, Floating Rate Note,  8/25/35

 229,538

 32,774

 4.41

 AA+ / Aaa

 SASC 2006-BC2 A2, Floating Rate Note,  9/25/36

 32,527

 116,968

 0.72

 BBB / Ba2

 SAST 2002-1 M1, Floating Rate Note, 1/25/32

 70,886

 50,910

 A- / A3

 Structured Asset Securities Co., 4.67%, 3/25/35

 50,849

 307,879

 0.34

 AA / Aaa

 Structured Asset Securities Co., Floating Rate Note, 1/25/37

 302,483

 1,541,857

 4.62

 AAA / Baa2

 Structured Asset Securities Co., Floating Rate Note, 2/25/35

 1,543,462

 185,549

 BBB / Aa1

 Structured Asset Securities Corp., 0.2626%, 2/25/37

 179,301

 310,828

 2.20

 AA / A3

 SVHE 2005-3 M2, Floating Rate Note, 6/25/35

 297,273

 494,481

 AAA / A2

 Wachovia Mortgage Loan Trust, 0.5826%, 10/25/35

 467,076

 $

 14,019,378

 Total Banks

 $

 14,321,274

 Diversified Financials - 4.6%

 Asset Management & Custody Banks - 0.1%

 542,608

 3.21

 B / B3

 SPSAC 1998-1 A1, Floating Rate Note, 3/25/28

 $

 297,497

 Consumer Finance - 0.4%

 242,660

 AA / Baa1

 RFMS2 2003-HI1 M1, 5.27%, 4/25/28

 $

 229,394

 984,864

 0.45

 AA+ / A3

 Specialty Underwriting & Resid, Floating Rate Note, 9/25/36

 966,511

 $

 1,195,905

 Diversified Finance Services - 0.8%

 164,650

 0.47

 AA / Aa2

 Asset Backed Securities Corp., Floating Rate Note, 4/25/35

 $

 159,965

 350,000

 A / NR

 DT Auto Owner Trust, 3.46%, 1/15/14

 353,181

 325,000

 BBB / NR

 DT Auto Owner Trust, 4.89%, 1/17/17

 327,663

 98,537

 AA / NR

 DT Auto Owner Trust, 5.92%, 10/15/15

 101,838

 363,000

 AAA / Aaa

 Home Equity Asset Trust, 0.75719%  112535

 349,857

 232,531

 AA / A1

 Home Equity Asset Trust, 0.76875%, 8/25/35

 227,160

 331,175

 0.74

 AAA / A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/36

 319,725

 139,648

 0.32

 BBB+ / Ba1

 JP Morgan Mortgage Acquisition, Floating Rate Note,  5/25/24

 141,863

 317,213

 A / NR

 Sierra Receivables Funding Co., 3.35%, 6/20/18

 318,364

 $

 2,299,616

 Specialized Finance - 3.2%

 706,777

 0.59

 AAA / Aaa

 Aegis Asset Backed Securities, Floating Rate Note, 9/25/34

 $

 625,619

 558,325

 0.53

 AA+ / A1

 Aegis Asset Backed Securities, Floating Rate Note, 3/25/12

 502,348

 837,251

 AAA / Aaa

 Conseco Finance, Inc., 7.05%, 4/15/32

 868,735

 168,829

 6.64

 AAA / Aaa

 Conseco Finance, Inc., Floating Rate Note, 11/15/32

 172,033

 615,000

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 624,225

 200,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 204,100

 478,095

 5.31

 NR / Baa1

 Irwin Home Equity Corp., Floating Rate Note, 6/25/35

 462,983

 46,778

 AA+ / Aa1

 Mastr Asset Backed Sec. Trust, 0.67375%,  5/25/35

 45,464

 162,497

 0.60

 AAA / Aaa

 New Century Home Equity Loan, Floating Rate Note, 3/25/35

 143,224

 2,247,531

 0.51

 AAA / Aa1

 New Century Home Equity Loan Trust, 0.5126%, 6/25/35

 2,182,573

 2,643,024

 0.53

 AAA / Aa2

 New Century Home Equity Loan Trust, Floating Rate Note, 9/25/35

 2,530,724

 380,000

 0.63

 AAA / Aaa

 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26

 379,810

 $

 8,741,838

 Total Diversified Financials

 $

 12,534,856

 Real Estate - 0.3%

 Mortgage Real Estate Investment Trust - 0.3%

 750,000

 NR / NR

 Real Estate Asset Trust, 5.44%, 6/25/31

 $

 750,000

 Total Real Estate

 $

 750,000

 Government - 2.9%

 2,895,541

 AAA / Aaa

 Fannie Mae REMICS, 5.0%,  5/15/29

 $

 2,990,674

 256,351

 AAA / Aaa

 FREDDIE MAC, 4.5%, 8/15/17

 265,948

 610,889

 AAA / Aaa

 Freddie Mac, 5.5%, 10/15/35

 653,371

 216,601

 NR / Aa1

 Freddie Mac REMICS, 3.25%,  6/15/17

 221,266

 958,996

 AAA / Aaa

 Freddie Mac REMICS, 3.4%, 7/1/19

 980,213

 1,306,699

 NR / Aa1

 Freddie Mac REMICS, 4.0%,  6/15/22

 1,367,523

 80,322

 AAA / Aa1

 Freddie Mac REMICS, 5.0%, 8/15/31

 82,746

 1,220,644

 NR / Aa1

 Freddie Mac REMICS, 5.0%, 11/15/28

 1,244,801

 102,392

 AAA / Aa1

 Freddie Mac REMICS, 6.0%, 5/15/30

 102,465

 30,935

 AAA / Aaa

 Freddie Mac, 4.0%, 12/15/12

 31,282

 15,782

 AAA / Aaa

 Freddie Mac, 5.5%, 6/15/32

 15,871

 15,782

 AAA / Aaa

 Freddie Mac, 6.0%, 6/15/32

 15,880

 11,423

 AAA / Aaa

 Freddie Mac, 6.1%, 9/15/18

 11,738

 $

 7,983,778

 Total Government

 $

 7,983,778

 TOTAL ASSET BACKED SECURITIES

 (Cost  $43,931,068)

 $

 42,811,922

 COLLATERALIZED MORTGAGE OBLIGATIONS - 24.1%

 Banks - 14.2%

 Thrifts & Mortgage Finance - 14.1%

 555,928

 0.70

 NR / A1

 Banc of America Alternative Loan, Floating Rate Note, 12/25/33

 $

 526,504

 427,456

 NR / B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/19

 432,271

 351,243

 AAA / Aaa

 Bayview Commercial Asset Trust, 2.25625%, 4/25/38

 345,545

 414,756

 AAA / Aaa

 Bayview Commercial Asset Trust, 2.50625%, 7/25/38

 410,824

 3,518,059

 AAA / A1

 Bayview Commercial Asset Trust, 2.65868%, 7/25/37

 300,090

 2,422,795

 AA / A3

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 234,527

 134,008

 0.69

 AAA / A2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 11/25/34

 129,665

 905,599

 AAA / Aaa

 Cendant Mortgage Corp., 6.25%, 3/25/32

 902,610

 150,000

 NR / Aaa

 CFCRE Commercial Mortgage Trust, Floating Rate Note, 4/15/44

 153,982

 269,750

 AAA / Aaa

 Citigroup Commercial Mortgage, 4.639%, 5/15/43

 271,237

 204,023

 5.10

 AAA / Aaa

 Citigroup Commercial Mortgage, Floating Rate Note, 3/15/49

 203,818

 452,353

 AAA / Aa2

 CMLTI 2003-UP3 A1, 7.0%, 9/25/33

 463,580

 285,358

 3.51

 CCC / NR

 CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35

 181,274

 384,802

 CC / NR

 CMLTI 2005-9 2SX2, 5.5%, 11/25/35

 52,337

 84,082

 NR / WR

 CMOT 44 F, Floating Rate Note,  7/1/18

 84,900

 813,556

 AAA / Aaa

 Commercial Mortgage Pass Through, 0.31875%, 12/15/20

 791,392

 300,000

 A+ / Aa3

 Commercial Mortgage Pass Through Certificates, 0.39875%, 6/15/22

 279,035

 482,052

 0.51

 AAA / NR

 Countrywide Alternative Loan T, Floating Rate Note, 8/25/18

 459,373

 477,788

 0.71

 AAA / Ba1

 Countrywide Alternative Loan T, Floating Rate Note, 9/25/34

 455,935

 752,876

 AAA / B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 755,217

 1,597,455

 BB / NA

 Countrywide Home Loans, Inc., 5.5%, 10/25/32

 1,651,264

 660,451

 1.51

 AAA / NR

 Deutsche Mortgage Securities I, Floating Rate Note, 10/25/47

 651,601

 179,194

 AAA / Aa3

 Downey Savings & Loan, 0.83625%, 7/19/44

 137,403

 23,000,000

 BBB / Baa2

 Extended Stay America Trust, 1.165%, 1/5/16

 420,546

 242,154

 A- / NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 243,472

 87,636

 2.72

 AAA / Aa1

 First Horizon Mortgage Pass-Through Trust, Floating Rate Note, 2/25/34

 82,674

 412,247

 AAA / Aaa

 GECMC 2005-C1 A2, 4.353%, 6/10/48

 412,582

 250,000

 5.31

 BBB+ / Baa2

 GMAC Commercial Mortgage Securities, Floating Rate Note, 5/10/36

 251,600

 150,000

 5.30

 B+ / NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/40

 146,441

 350,000

 NR / NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21

 353,360

 301,826

 AAA / Aaa

 GS Mortgage Securities Corp. II, 4.602%, 8/10/38

 302,205

 68,759

 2.03

 CC / C

 Impac Cmb Trust, Floating Rate Note, 11/25/34

 22,511

 1,963,105

 0.97

 AAA / Baa2

 Impac Cmb Trust, Floating Rate Note, 9/25/34

 1,499,292

 435,000

 NR / Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 447,211

 485,085

 A- / NR

 JP Morgan Mortgage Trust, 5.5%, 1/25/35

 484,322

 748,184

 4.79

 AAA / Aa3

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 750,849

 256,742

 2.99

 B+ / B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 249,444

 221,709

 NR / B3

 JP Morgan Mortgage Trust, 6.0%, 8/25/36

 22,999

 625,516

 2.04

 A+ / B2

 LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/30

 151,688

 117,045

 AAA / A2

 LBSBC 2007- 2 A1, 5.57%, 3/25/37

 113,829

 573,129

 AAA / Aaa

 LBUBS 2001-C2 C, 6.975%, 9/15/34

 573,642

 59,844

 AAA / Aaa

 LBUBS 2005-C2 A2, 4.81%, 4/15/30

 59,879

 650,000

 5.62

 BBB+ / NR

 LB-UBS Commercial Mortgage Trust, 5.616%, 10/15/35

 637,482

 400,000

 AA / A1

 LB-UBS Commercial Mortgage Trust, 5.873%, 7/15/35

 409,205

 210,091

 AAA / NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 209,948

 387,921

 6.73

 BBB / NR

 Mastr Seasoned Securities Trus, Floating Rate Note, 9/25/32

 407,448

 69,415

 AAA / Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 70,125

 46,721

 5.44

 AAA / Aaa

 Merrill Lynch/Countrywide Comm, Floating Rate Note, 2/12/39

 46,689

 311,179

 0.49

 AAA / Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 288,105

 700,000

 NR / NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36

 680,750

 378,422

 NR / Aa3

 PHH Mortgage Capital, 6.6%, 12/25/27

 373,710

 1,095,431

 BBB / B2

 RAAC Series, 6.0%, 1/25/32

 1,107,105

 779,953

 6.21

 BB+ / Aaa

 Residential Asset Mortgage, Products, Inc., Floating Rate Note, 5/25/18

 784,535

 2,681,451

 AAA / NR

 Residential Asset Securities, 0.66%, 05/25/33

 2,476,119

 543,745

 AAA / NR

 Residential Asset Securities, 5.5%, 07/25/35

 520,291

 1,875,944

 6.21

 AAA / Baa3

 Residential Funding Mortgage Securities I, 5.0%, 5/25/18

 1,928,982

 187,179

 0.46

 BBB / Aa3

 SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47

 181,942

 232,655

 0.59

 AAA / Baa3

 SEMT 2004-10 A2, Floating Rate Note, 11/20/34

 198,784

 646,709

 AAA / B1

 SEMT 2005-1 A2, 5.8325%, 2/20/35

 548,429

 320,665

 0.88

 AAA / Baa1

 Sequoia Mortgage Tru, Floating Rate Note, 9/20/33

 294,097

 368,797

 AAA / A3

 Sequoia Mortgage Trust, 0.74969%, 1/20/35

 302,276

 1,463,822

 AAA / Aaa

 Structured Asset Mortgage, 0.75625%, 8/26/35

 1,443,502

 796,155

 4.44

 CCC / Caa3

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 5/25/45

 443,046

 519,235

 4.13

 AAA / Ba1

 Thornburg Mortgage Securities Trust, 4.1376%, 3/25/44

 515,989

 231,698

 2.63

 AAA / A1

 Thornburg Mortgage Securities, Inc., Floating Rate Note, 3/25/44

 216,449

 1,398,153

 0.60

 AAA / A2

 Thornburg Mortgage Securities, Inc., Floating Rate Note, 9/25/34

 1,308,361

 310,091

 AAA / Aaa

 Wachovia Bank Commercial Mortgage, 4.957%, 8/15/35

 309,896

 500,000

 A+ / NR

 Wachovia Bank Commercial Mortgage Trust, 5.606%, 4/15/35

 509,529

 90,920,395

 0.01

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 113,396

 650,000

 BBB / NR

 WAMU Commercial Mortgage Securities Trust, 5.3%, 5/25/36

 675,224

 993,654

 NR / Baa1

 Wells Fargo Mortgage Backed Securities, 4.75%, 4/25/20

 1,032,289

 176,406

 AAA / A1

 Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/36

 178,045

 160,326

 AAA / Baa1

 Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/35

 159,956

 624,692

 2.75

 NR / Ba3

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 1/25/35

 574,170

 151,823

 2.96

 AAA / Aa1

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/35

 148,244

 139,878

 5.05

 B+ / Aaa

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 9/25/35

 138,681

 193,131

 AAA / Ba1

 Wells Fargo Mortgage Backed Securities, 4.75% 10/25/18

 197,554

 1,384,000

 AA / B3

 Wells Fargo Mortgage Backed Securities Trust, 5.38429%, 3/25/36

 1,376,525

 904,139

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 886,566

 549,837

 BB- / B1

 Wells Fargo Mortgage Backed Securities Trust, 6.0%, 8/25/36

 553,043

 $

 38,709,417

 Total Banks

 $

 38,709,417

 Diversified Financials - 6.6%

 Asset Management & Custody Banks - 0.0%

 191,980

 5.35

 NR / NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37

 $

 189,514

 Consumer Finance - 0.2%

 437,398

 BB- / NR

 GMAC Mortgage Corp. Loan Trust, 5.5%, 12/25/35

 $

 438,007

 Diversified Finance Services - 5.7%

 365,623

 2.92

 AAA / Aaa

 Banc of America Mortgage Securities, Inc., Floating Rate Note,, 7/25/33

 $

 349,730

 1,559,715

 3.59

 AAA / A2

 Banc of America Mortgage Securities, Inc., Floating Rate Note,, 9/25/33

 1,558,387

 650,509

 2.94

 NR / Ba3

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 5/25/35

 633,683

 634,924

 3.22

 NR / Baa3

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 11/25/33

 606,987

 62,730

 AAA / NR

 Banc of America Mortgage Securities, Inc., 5.0%, 8/25/33

 62,607

 183,358

 0.97

 A+ / Baa1

 Bear Stearns Alt-A Trust, Floating Rate Note, 11/25/34

 164,590

 160,668

 NR / A2

 Citicorp Mortgage Securities I, 5.5%, 3/25/35

 161,594

 650,000

 BBB+ / A2

 Credit Suisse Mortgage Capital Certificates, 0.318%, 2/15/22

 604,108

 600,000

 NR / NR

 Credit Suisse Mortgage Capital Certificates, 4.25%, 6/25/50

 588,105

 940,464

 NR / Aaa

 Credit Suisse Mortgage Capital Certificates, 5.268%, 2/15/40

 944,339

 319,705

 A+ / Aaa

 MLMI 2005-A2 A4, 4.48%, 2/25/35

 313,311

 250,000

 BBB- / A3

 Morgan Stanley Capital, 0.919% 12/15/20

 229,605

 517,895

 AAA / Aaa

 Morgan Stanley Dean Witter, 4.25%, 12/13/41

 521,914

 357,584

 A / NR

 Nomura Resecuritization Trust, 5.235%, 3/26/36

 354,455

 498,528

 5.74

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34

 504,416

 327,375

 AAA / Baa2

 Residential Accredit Loans, Inc., 4.5, 4/25/34

 328,580

 291,606

 0.81

 AAA / Ba1

 Residential Accredit Loans, Inc., Floating Rate Note, 1/25/34

 277,975

 1,142,508

 4.25

 AAA / Baa3

 Residential Accredit Loans, Inc., Floating Rate Note, 1/25/34

 1,153,747

 950,000

 AAA / Aaa

 Residential Accredit Loans, Inc., 4.0%, 7/25/33

 936,775

 3,236,052

 NR / Ba3

 Residential Accredit Loans, Inc., 5.0%, 8/25/18

 3,259,588

 542,861

 AAA / Aa1

 Residential Accredit Loans, Inc., 5.75%, 10/25/33

 550,423

 855,564

 0.81

 AAA / Baa1

 Residential Accredit Loans, Inc., Floating Rate Note, 10/25/17

 837,817

 478,793

 AAA / Aa1

 Structured Adjustable Rate Mortgage Loan Trust, 0.63%, 1/25/35

 471,745

 $

 15,414,481

 Investment Banking & Brokerage - 0.6%

 8,200

 5.46

 NR / Aaa

 Bear Stearns Commercial Mortgage, Floating Rate Note, 4/12/38

 $

 8,195

 810,000

 AA / NR

 Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35

 808,745

 939,326

 AA- / Aaa

 Lehman Brothers Floating Rate, 5.56%, 9/15/21 (144A)

 879,940

 $

 1,696,880

 Specialized Finance - 0.1%

 308,203

 0.33

 A / Aaa

 Indymac Index Mortgage Loan Trust, Floating Rate Note, 2/25/37

 $

 304,160

 Total Diversified Financials

 $

 18,043,042

 Real Estate - 2.6%

 Mortgage Real Estate Investment Trusts - 2.6%

 1,130,262

 5.01

 AAA / Aaa

 American Home Mortgage Investment Corp., Floating Rate Note, 10/25/34

 $

 1,131,770

 1,190,725

 0.63

 BB / Caa3

 American Home Mortgage Investment Corp., Floating Rate Note, 11/25/45

 795,088

 400,548

 AAA / B1

 American Home Mortgage Investment Trust, 2.465%, 6/25/45

 372,063

 408,636

 AAA / A2

 Credit Suisse First Boston Mortgage, 7.5%, 5/25/32

 428,348

 273,563

 1.58

 AA+ / Aa2

 Credit Suisse First Boston Mortgage, Floating Rate Note, 12/25/33

 262,203

 750,000

 6.45

 BBB / A3

 Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34

 749,399

 100,000

 A- / A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38

 97,231

 1,848,498

 AAA / Aaa

 CS First Boston Mortgage Security, 7.13%, 11/15/30

 1,907,096

 380,859

 3.82

 AA+ / WR

 CS First Boston Mortgage Security, Floating Rate Note, 8/25/33

 356,255

 108,637

 1.75

 D / Caa3

 CS First Boston Mortgage Security, Floating Rate Note,  9/25/34

 47,781

 845,204

 AAA / NA

 CSFB 2004-C2 A1, 3.819%, 5/15/36

 856,604

 $

 7,003,838

 Total Real Estate

 $

 7,003,838

 Government - 0.7%

 Government - 0.7%

 322,338

 AAA / Ba3

 GSR Mortgage Loan Trust, 4.1408%  062534

 $

 324,100

 1,123,408

 NR / A3

 GSR Mortgage Loan Trust, 5.5%, 3/25/35

 1,141,360

 501,919

 4.01

 AAA / BB

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 479,788

 $

 1,945,248

 Total Government

 $

 1,945,248

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $67,942,300)

 $

 65,701,545

 CORPORATE BONDS - 23.8%

 Energy - 1.1%

 Integrated Oil & Gas - 0.2%

 500,000

 A / A2

 BP Capital Markets Plc, 3.125%, 3/10/12 (b)

 $

 509,325

 Oil & Gas Equipment And Services - 0.2%

 456,000

 3.53

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 $

 353,400

 2,134,000

 11.99

 NA / NA

 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)

 322,536

 $

 675,936

 Oil & Gas Exploration & Production - 0.4%

 250,000

 A / Aa3

 Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)

 $

 259,375

 250,000

 A / Aa3

 Ras Laffan LNG 3, 5.5%, 9/30/14 (144A)

 272,500

 500,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 545,000

 $

 1,076,875

 Oil & Gas Storage & Transportation - 0.3%

 750,000

 BBB- / Baa3

 Williams Partners LP, 3.8%, 2/15/15

 $

 791,359

 Total Energy

 $

 3,053,495

 Materials - 0.4%

 Industrial Gases - 0.2%

 500,000

 BBB / Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 513,321

 Specialty Chemicals - 0.2%

 536,000

 BBB / Baa2

 Cytec Industries, Inc., 4.6%, 7/1/13

 $

 572,285

 Total Materials

 $

 1,085,606

 Capital Goods - 0.9%

 Industrial Conglomerates - 0.4%

 498,000

 A / A2

 Cargill, Inc., 4.307%, 5/14/21

 $

 506,343

 500,000

 BBB / Baa2

 Tyco Electronics Group SA, 6.0%, 10/1/12

 532,438

 $

 1,038,781

 Trading Companies & Distributors - 0.5%

 440,000

 BBB / Baa1

 GATX Corp., 4.75%, 10/1/12

 $

 458,136

 1,000,000

 BBB- / Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 1,090,339

 $

 1,548,475

 Total Capital Goods

 $

 2,587,256

 Commercial Services & Supplies - 0.1%

 Office Services & Supplies - 0.1%

 350,000

 BBB+ / A2

 Pitney Bowes, Inc., 4.625%, 10/01/12

 $

 365,508

 Total Commercial Services & Supplies

 $

 365,508

 Automobiles & Components - 0.5%

 Automobile Manufacturers - 0.4%

 1,000,000

 BBB / Baa2

 Hyundai Motor Manufacturer, 4.5%,  4/15/15

 $

 1,043,636

 100,000

 BBB+ / Baa2

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 105,983

 $

 1,149,619

 Motorcycle Manufacturers - 0.1%

 175,000

 BBB / Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16

 $

 178,883

 Total Automobiles & Components

 $

 1,328,502

 Consumer Durables & Apparel - 0.4%

 Housewares & Specialties - 0.4%

 1,000,000

 BBB- / Baa3

 Fortune Brands, Inc., 3.0%, 6/1/12

 $

 1,015,488

 Total Consumer Durables & Apparel

 $

 1,015,488

 Consumer Services - 0.7%

 Education Services - 0.7%

 1,915,000

 AAA / Aaa

 Yale University, 2.9%, 10/15/14

 $

 2,014,293

 Total Consumer Services

 $

 2,014,293

 Media - 0.3%

 Broadcasting - 0.3%

 750,000

 BBB / Baa2

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 790,734

 Total Media

 $

 790,734

 Food Beverage & Tobacco - 0.4%

 Packaged Foods & Meats - 0.4%

 1,000,000

 BBB / Baa1

 WM Wrigley Jr Co., 3.05%, 6/28/13

 $

 1,022,695

 Total Food Beverage & Tobacco

 $

 1,022,695

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.1%

 510,000

 A / Baa1

 St Jude Medical, Inc., 2.5%, 1/15/16

 $

 510,210

 Health Care Facilities - 0.1%

 300,000

 BB+ / Ba2

 Universal Health Services Inc., 6.75%, 11/15/11

 $

 306,420

 Health Care Services - 0.4%

 1,000,000

 BBB+ / Baa3

 Express Scripts, Inc., 3.125%, 5/15/16

 $

 1,010,742

 Total Health Care Equipment & Services

 $

 1,827,372

 Pharmaceuticals & Biotechnology - 1.6%

 Biotechnology - 0.5%

 900,000

 BBB+ / Baa3

 Biogen Idec, Inc., 6.0%, 3/1/13

 $

 964,829

 285,000

 A- / Baa2

 Genzyme Corp., 3.625%, 6/15/15

 302,404

 $

 1,267,233

 Life Sciences Tools & Services - 0.9%

 500,000

 BBB- / Baa2

 Agilent Technologies, Inc., 2.5%  7/15/2013

 $

 509,273

 620,000

 BBB- / NR

 Agilent Technologies, Inc., 5.5%, 9/14/15

 689,971

 750,000

 BBB / Ba1

 Life Technologies Co., 3.375%, 3/1/13

 772,724

 475,000

 A / A3

 Thermo Fisher Scientific, Inc., 2.15%, 12/28/12

 484,119

 $

 2,456,087

 Pharmaceuticals - 0.2%

 500,000

 AA / A1

 Abbott Laboratories, Inc., 5.15%, 11/30/12

 $

 534,036

 Total Pharmaceuticals & Biotechnology

 $

 4,257,356

 Banks - 3.7%

 Diversified Banks - 2.5%

 150,000

 7.23

 BB+ / Ba1

 Alfa Div Pymt Rights Fin, Floating Rate Note, 12/15/11 (144A)

 $

 149,150

 750,000

 AA- / Aa3

 Barclays Bank Plc, 2.5%, 1/23/13 (b)

 767,380

 1,000,000

 1.05

 AA / Aa2

 HSBC Bank Plc, Floating Rate Note, 8/12/13 (144A)

 1,001,601

 2,000,000

 AAA / Aaa

 International Bank for Reconstruction, 1.25%, 6/15/12

 2,000,808

 1,000,000

 1.35

 AA / Aa2

 Santander US Debt SA, Floating Rate Note, 3/30/12 (144A)

 1,000,019

 500,000

 AA / Aa2

 Santander US Debt SA Unipersonal, 2.485%, 1/18/13

 499,756

 500,000

 A / A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 523,255

 820,000

 A+ / A2

 Wachovia Corp., 5.25%, 8/1/14

 892,691

 $

 6,834,660

 Regional Banks - 1.0%

 300,000

 BBB+ / A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 322,445

 500,000

 A / A2

 BB&T Corp., 5.7%, 4/30/14

 556,066

 500,000

 A- / A3

 KeyBank NA, 5.5%, 9/17/12

 526,285

 275,000

 BBB+ / Baa1

 KeyBank NA, 5.8%, 7/1/14

 302,810

 500,000

 BBB+ / Baa1

 KeyCorp, 3.75%, 8/13/15

 520,066

 215,000

 BBB+ / Baa1

 KeyCorp, 6.5%, 5/14/13

 234,890

 275,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 291,770

 $

 2,754,332

 Thrifts & Mortgage Finance - 0.1%

 500,000

 AAA / Aaa

 Swedbank Hypotek AB, 0.758%, 3/28/14

 $

 502,809

 Total Banks

 $

 10,091,801

 Diversified Financials - 6.2%

 Asset Management & Custody Banks - 0.1%

 300,000

 AA- / A1

 Franklin Resources, 3.125.%, 5/20/15

 $

 313,121

 Consumer Finance - 0.9%

 476,000

 0.38

 BBB+ / A2

 American Express Credit Corp., Floating Rate Note, 2/24/12

 $

 475,397

 380,000

 A+ / A1

 American Honda Finance Corp.,  6.7%, 10/1/13 (144A)

 424,466

 500,000

 A+ / A1

 American Honda Finance Corp., 2.375%, 3/18/13

 509,937

 1,000,000

 BBB / Baa1

 Capital One Financial Corp., 4.8%, 2/21/12

 1,029,663

 100,000

 AAA / Aaa

 John Deere Capital Corp., 2.875%, 6/19/12

 102,669

 $

 2,542,132

 Diversified Finance Services - 3.4%

 500,000

 BBB+ / A2

 American Express Travelers, 5.25%, 11/21/11

 $

 510,858

 500,000

 A / A2

 Bank of America Corp., 3.7%, 9/1/15 (b)

 512,505

 250,000

 6.65

 BB+ / NR

 Caelus Re II Ltd, Floating Rate Note, 5/24/13

 249,525

 1,000,000

 A- / Baa1

 Citigroup Inc., 5.0%, 9/15/14

 1,062,187

 250,000

 2.90

 A / A3

 Citigroup Inc., Floating Rate Note, 3/16/12

 249,563

 1,000,000

 BBB / Baa1

 GATX  Corp., 5.5%, 2/15/12

 1,025,171

 800,000

 AA+ / Aa2

 General Electric Cap Corp., 4.0%, 2/15/12

 819,206

 500,000

 AA+ / Aa2

 General Electric Capital Corp., 0.92675%, 4/07/14

 499,879

 1,000,000

 AA+ / Aa2

 General Electric Capital Corp., 1.101%, 12/20/13

 1,003,290

 500,000

 0.94

 A+ / Aa3

 JP Morgan Chase & Co., Floating Rate Note, 2/26/13

 503,135

 500,000

 A+ / Aa3

 JPMorgan Chase & Co., 4.0%, 2/25/21

 502,046

 100,000

 AAA / Aaa

 JPMorgan Chase & Co., 3.125%, 12/1/11

 101,484

 500,000

 6.33

 BB+ / NR

 Lodestone Re Ltd., Floating Rate Note, 5/17/13 (144A)

 488,400

 500,000

 6.07

 BB+ / NR

 Lodestone Re Ltd., 0.0%, 1/08/14

 481,400

 296,701

 BBB / Baa2

 Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)

 297,291

 250,000

 7.60

 BB- / NR

 Queen Street II Capital Ltd., Floating Rate Note, 4/9/14

 247,275

 250,000

 6.76

 BB / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13 (144A)

 248,825

 250,000

 6.41

 BB / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13

 246,825

 250,000

 NR / NR

 Residential Reinsurance 2011 Ltd., 0.0%, 6/6/15

 249,700

 $

 9,298,565

 Investment Banking & Brokerage - 1.4%

 340,000

 A / A1

 Goldman Sachs Group Inc., 3.7%, 8/1/15

 $

 345,211

 500,000

 A / A2

 Merrill Lynch & Co., 5.45%, 2/5/13

 532,273

 1,000,000

 4.00

 A / A2

 Morgan Stanley, 4.0%, 9/22/20

 1,004,131

 500,000

 5.00

 A / A2

 Morgan Stanley, 5.0%, 8/31/25 STEP (b)

 502,313

 800,000

 2.84

 A / A2

 Morgan Stanley, Floating Rate Note, 5/14/13

 823,397

 500,000

 A- / Baa1

 TD Ameritrade Holdings, 2.95%, 12/1/12

 512,522

 $

 3,719,847

 Specialized Finance - 0.4%

 500,000

 BBB / Baa1

 Banque PSA Finance, 3.375%, 4/4/14

 $

 510,173

 500,000

 A / A2

 National Rural Utilities, 5.4%, 10/15/13

 542,570

 $

 1,052,743

 Total Diversified Financials

 $

 16,926,408

 Insurance - 2.8%

 Life & Health Insurance - 0.5%

 50,000

 A+ / A1

 Allstate Life Global, 5.375%, 4/30/13

 $

 54,101

 500,000

 A- / NR

 Jefferson-Pilot Corp., 4.75%, 1/30/14

 531,416

 250,000

 A- / Baa2

 Lincoln National Corp., 4.3%, 6/15/15

 266,127

 500,000

 BBB / A3

 Principal Financial Group Inc., 7.875%, 5/15/14

 581,204

 $

 1,432,848

 Multi-Line Insurance - 0.6%

 500,000

 BBB / Baa3

 Genworth Financial, Inc., 5.75%, 6/15/14

 $

 527,446

 410,000

 BBB- / Baa2

 Liberty Mutual Group, 7.3%, 6/15/14 (144A)

 448,720

 500,000

 AA- / Aa3

 Metropolitan Life Global Funding, 2.875%, 9/17/12

 512,601

 $

 1,488,767

 Property & Casualty Insurance - 0.6%

 916,000

 BBB- / Baa2

 OneBeacon US Holdings, Inc., 5.875%, 5/15/13

 $

 959,378

 500,000

 BBB+ / Baa2

 XL CAPITAL Ltd., 5.25%, 9/15/2014

 540,796

 $

 1,500,174

 Reinsurance - 1.1%

 500,000

 7.19

 BB+ / NR

 Blue Fin Ltd., Floating Rate Note, 4/10/12

 $

 495,100

 250,000

 8.92

 BB / NR

 Caelus Re Ltd., Floating Rate Note, 6/7/11

 249,225

 250,000

 2.40

 BB / NR

 East Lane Re III Ltd., Floating Rate Note, 3/16/12

 252,300

 250,000

 7.23

 BB+ / NR

 Foundation Re III Ltd., 0.0%, 2/25/15

 242,300

 250,000

 BB+ / A2

 Foundation Re III Ltd., Floating Rate Note, 2/3/14 CATBOND

 242,150

 250,000

 12.03

 NR / B3

 Globecat Ltd Cat Bond, Floating Rate Note, 1/2/13 (144A)

 234,775

 500,000

 10.50

 BB- / NR

 Mystic Re Ltd., Floating Rate Note, 6/7/11

 500,000

 250,000

 9.40

 BB- / NA

 Residential Re, Floating Rate Note, 6/6/11

 249,875

 350,000

 B- / NR

 Successor X Ltd., 0.0%, 1/7/2014

 342,510

 300,000

 9.42

 B / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 287,700

 $

 3,095,935

 Total Insurance

 $

 7,517,724

 Real Estate - 1.9%

 Diversified Real Estate Activities - 0.1%

 350,000

 A- / A2

 Westfield Group, 5.4%, 10/1/12

 $

 369,371

 Diversified Real Estate Investment Trusts - 0.4%

 685,000

 BBB+ / Baa1

 Dexus Finance Pty Ltd., 7.125%, 10/15/14

 $

 774,222

 350,000

 BBB / Baa2

 Digital Realty Trust LP., 4.5%, 7/15/15

 366,017

 $

 1,140,239

 Office Real Estate Investment Trust - 0.2%

 385,000

 BBB / Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 $

 413,696

 Retail Real Estate Investment Trusts - 0.5%

 500,000

 BB+ / Baa3

 Developers Diversified Realty, 5.375%, 10/15/12

 $

 517,915

 773,000

 A- / A3

 Simon Property Group LP, 5.0%, 3/1/12

 787,529

 $

 1,305,444

 Specialized Retail Real Estate Investment Trusts - 0.7%

 500,000

 BBB / Baa2

 HCP, Inc., 2.7%, 2/1/14

 $

 508,628

 525,000

 BBB- / Baa2

 Hospitality Properties Trust, 6.75%, 2/15/13

 553,130

 780,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 881,699

 $

 1,943,457

 Total Real Estate

 $

 5,172,207

 Software & Services - 0.2%

 Internet Software & Services - 0.2%

 550,000

 NR / A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 564,007

 Total Software & Services

 $

 564,007

 Technology Hardware & Equipment - 0.4%

 Office Electronics - 0.4%

 500,000

 BBB- / Baa2

 Xerox Corp., 5.5%, 5/15/12

 $

 521,877

 500,000

 BBB- / Baa2

 Xerox Corp., 6.875%, 8/15/11

 506,178

 $

 1,028,055

 Total Technology Hardware & Equipment

 $

 1,028,055

 Semiconductors - 0.3%

 Semiconductors - 0.3%

 750,000

 BBB / Baa1

 Maxim Integrated Products, 3.45%, 6/14/13

 $

 779,783

 Total Semiconductors

 $

 779,783

 Telecommunication Services - 0.5%

 Integrated Telecommunication Services - 0.2%

 750,000

 BBB / Baa2

 Telecom Italia Capital SA, 4.95%, 9/30/14

 $

 794,093

 Wireless Telecommunication Services - 0.2%

 500,000

 NR / A2

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 $

 508,433

 Total Telecommunication Services

 $

 1,302,526

 Utilities - 0.8%

 Electric Utilities - 0.6%

 500,000

 BBB+ / Baa1

 FPL Group Capital, Inc., 2.55%, 11/15/13

 $

 512,398

 1,000,000

 A- / A3

 Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (144A)

 1,037,220

 $

 1,549,618

 Multi-Utilities - 0.2%

 500,000

 BBB+ / Baa1

 Midamerican Energy Holdings Co., 5.95%, 5/15/37

 $

 513,515

 Total Utilities

 $

 2,063,133

 TOTAL CORPORATE BONDS

 (Cost  $62,657,078)

 $

 64,793,949

 FOREIGN GOVERNMENT BONDS - 0.1%

 Diversified Banks - 0.1%

 250,000

 A / A1

 Korea Development Bank, 5.3%, 1/17/13

 $

 264,108

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $249,643)

 $

 264,108

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.7%

 Banks - 0.5%

 Thrifts & Mortgage Finance - 0.4%

 39,442

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4/1/25

 $

 39,487

 309,710

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.505%, 12/1/31

 312,460

 9,304

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.79%, 11/1/31

 9,739

 617,199

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.134%, 10/1/31

 622,534

 12,770

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.303%, 7/1/18

 13,420

 9,772

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.985%, 5/1/25

 9,797

 4,664

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.035%, 4/1/29

 4,677

 4,975

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.142%, 1/1/28

 5,246

 178,522

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.245%, 8/1/31

 180,471

 1,697

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.25%, 8/1/31

 1,702

 Total Banks

 $

 1,199,533

 Government - 25.2%

 350,780

 AAA / Aaa

 Fannie Mae Benchmark Remic, 5.45%, 12/25/20

 $

 378,520

 435,000

 NR / NR

 Fannie Mae Grantor T, 5.503%,  9/25/11

 439,898

 1,515,558

 4.20

 AAA / Aaa

 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43

 1,570,902

 4,964,278

 4.28

 NR / Aa1

 Fannie Mae Grantor, Floating Rate Note, 10/25/40

 4,736,241

 183,306

 AAA / Aaa

 Fannie Mae REMICS, 5.69%, 1/25/32

 193,321

 1,552,690

 4.21

 AAA / Aaa

 Fannie Mae Whole Loan, Floating Rate Note, 7/25/42

 1,584,559

 315,309

 AAA / Aaa

 Fannie Mae, 6.0%, 6/25/29

 353,379

 84,445

 AAA / WR

 Federal Home Loan Bank, 4.84%, 1/25/12

 86,526

 58,007

 AAA / Aaa

 Federal Home Loan Mortgage Association, 5.0%, 6/25/28

 58,161

 316,818

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/12

 326,943

 278,133

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 299,572

 113,006

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/11

 114,903

 131,158

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.064%, 11/1/40

 133,342

 635,424

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.44%, 10/1/36

 672,720

 10,999

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/17

 12,158

 45,147

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 48,794

 6,611

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.533%, 11/1/25

 6,926

 3,385

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.571%, 4/1/29

 3,558

 3,946

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.837%, 4/1/28

 4,145

 112,679

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.393%, 11/1/24

 113,488

 22,551

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.484%, 2/1/27

 22,649

 71,994

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.680%, 1/1/25

 72,654

 2,402

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.936%, 2/1/33

 2,513

 187,450

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 7/1/15

 196,506

 111,846

 AAA / Aaa

 Federal National Mortgage Association, 5.469%, 7/1/36

 118,317

 1,705

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 1/1/12

 1,823

 336,052

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/35

 365,736

 217,850

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/34

 241,847

 195,298

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 4/1/38

 215,081

 485,989

 AAA / Aaa

 Federal National Mortgage Association, 6.339%, 12/1/36

 508,023

 508,480

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/29

 579,327

 10,937

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/14

 12,024

 131,672

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/15

 137,251

 13,827

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/16

 15,201

 19,410

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/32

 22,035

 1,563

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/13

 1,628

 2,489

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/14

 2,737

 54,674

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/17

 60,330

 178,421

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 1/1/36

 204,700

 337,597

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 10/1/19

 387,262

 14,061

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 5/1/12

 14,144

 191,937

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/17

 213,476

 94,470

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 8/1/14

 99,004

 91,975

 AAA / Aaa

 Federal National Mortgage Association, 7.243%, 12/1/28

 96,765

 99,868

 AAA / Aaa

 Federal National Mortgage Association, 7.405%, 10/1/29

 104,000

 241,404

 AAA / Aaa

 Federal National Mortgage Association, 7.586%, 10/1/29

 253,520

 85,657

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/14

 90,892

 7,030

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/12

 7,212

 932,794

 AAA / Aaa

 Freddie Mac Gold Pool, 4.5%,  7/1/19

 997,195

 1,322,974

 AAA / Aaa

 Freddie Mac Gold Pool 4.0%, 5/1/24

 1,382,838

 873,304

 AAA / Aaa

 Freddie Mac Gold Pool 4.5%,  7/1/19

 933,599

 627,925

 AAA / Aaa

 Freddie Mac Gold Pool 4.5%,  7/1/19

 671,474

 257,190

 AAA / Aaa

 Freddie Mac Gold Pool 5.5%, 8/1/23

 278,496

 669,469

 AAA / Aaa

 Ginnie Mae I pool, 5.0%, 8/15/19

 727,141

 1,011,439

 AAA / Aaa

 Ginnie Mae II pool, 4.0%,  4/20/35

 1,049,752

 536,331

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 11/20/22

 584,277

 1,173,856

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 10/20/21

 1,279,894

 512,206

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 4/20/22

 558,955

 460,261

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 8/20/19

 502,197

 17,872,529

 AAA / Aa1

 Government National Mortgage Association, 1.524, 2/16/52

 1,132,950

 2,438,762

 NR / NR

 Government National Mortgage Association, 2.351%  6/16/50

 2,472,614

 298,120

 AAA / Aa1

 Government National Mortgage Association, 3.084%  04/16/22

 301,473

 350,000

 AAA / Aa1

 Government National Mortgage Association, 4.549%, 6/16/28

 373,175

 1,000,000

 AAA / Aaa

 Government National Mortgage Association, 3.025%, 2/16/30

 1,035,668

 66,518

 AAA / Aa1

 Government National Mortgage Association, 4.009%, 5/16/37

 69,919

 1,710,308

 5.00

 NR / NR

 Government National Mortgage Association, Floating Rate Note, 1/20/16

 1,845,071

 18,232,908

 0.70

 NR / NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 847,296

 108,062

 4.63

 AAA / Aaa

 Government National Mortgage Association, Floating Rate Note, 6/16/31

 108,349

 4,768,175

 NR / NR

 Government National Mortgage Association, 1.35404%, 3/16/51

 274,158

 3,500,000

 NR / NR

 Government National Mortgage Association, 1.762244%, 3/15/52

 274,752

 634,125

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/36

 708,089

 148,828

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/31

 166,699

 745,255

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/17

 814,812

 13,847

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/20/13

 14,518

 114,069

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/37

 129,523

 76,927

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 87,649

 20,161

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/35

 23,015

 16,036

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/13

 16,860

 148,782

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/36

 173,609

 45,086

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 6/15/14

 49,200

 259

 AAA / Aaa

 Government National Mortgage Association, 7.50%, 8/15/11

 259

 2,000,000

 NR / Aaa

 United States Treasury Notes 1.750%

 2,036,094

 2,500,000

 NR / Aaa

 United States Treasury Notes, 1.875%, 6/15/12

 2,542,578

 9,500,000

 NR / Aaa

 United States Treasury Notes, 2.5%, 4/30/15

 9,977,964

 5,000,000

 AAA / Aaa

 United States Treasury Notes, 1.5%, 7/15/12

 5,071,095

 1,000,000

 NR / Aaa

 United States Treasury Notes, 0.5%, 11/15/13

 997,500

 1,000,000

 NR / Aaa

 United States Treasury Notes, 1.25%, 10/31/15

 992,422

 5,000,000

 NR / Aaa

 United States Treasury Notes, 0.5%, 11/30/12

 5,014,455

 2,000,000

 NR / Aaa

 United States Treasury Notes, 0.625%, 2/28/13

 2,008,204

 2,000,000

 NR / Aaa

 United States Treasury Notes, 0.625%, 12/31/12

 2,008,984

 3,000,000

 NR / Aaa

 United States Treasury Notes, 1.375%, 9/15/12

 3,042,540

 Total Government

 $

 68,762,025

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $69,074,655)

 $

 69,961,558

 MUNICIPAL BONDS - 2.6%

 Municipal Development - 0.9%

 2,300,000

 BBB- / WR

 Indiana State Dev Fin, 5.75%, 10/1/11

 $

 2,308,280

 250,000

 AA- / Aa2

 Massachusetts Development Finance Agency, 3.0%, 2/15/36

 261,945

 $

 2,570,225

 Municipal  Education - 0.4%

 1,075,000

 AA+ / Aa1

 Virginia Public School Authority, 2.0%, 8/1/12

 $

 1,096,715

 Municipal General - 0.2%

 500,000

 AA / Aa1

 OH INFRA-TXB-2-BABS, 3.0%, 6/15/15

 $

 514,380

 Municipal Higher Education - 0.3%

 690,000

 NR / A2

 Massachusetts Health & Educational Facilities Authority, 2.7%, 10/1/37

 $

 704,518

 200,000

 AA- / Aa2

 New York State Dormitory Authority, 3.0%, 7/1/13

 208,310

 $

 912,828

 Municipal Housing - 0.1%

 200,000

 NR / Aa3

 Oregon Housing & Com 1.15% 01/01/13

 $

 200,124

 Municipal Pollution - 0.4%

 1,000,000

 BBB+ / Baa1

 Power County Idaho Pollutn CTL 5.625%, 10/01/14

 $

 1,000,570

 Municipal Transportation - 0.3%

 300,000

 BBB / A3

 Massachusetts Port Authority 5%, 7/1/14

 $

 308,481

 475,000

 BBB / A3

 Massachusetts Port Authority 5%, 7/1/16

 491,117

 $

 799,598

 TOTAL MUNICIPAL BONDS

 (Cost  $7,053,930)

 $

 7,094,440

 SENIOR FLOATING RATE LOAN INTERESTS - 1.9%

 Materials - 0.2%

 Metal & Glass Containers - 0.1%

 227,895

 4.50

 BB / Ba2

 BWAY Holding Co., L+3.25%, 2/9/18

 $

 228,987

 152,231

 6.75

 B+ / B2

 Graham Packaging Co., L+4.25%, 4/5/14

 152,928

 20,233

 4.50

 BB / Ba2

 ICL Industrial Containers ULC L+3.25%, 2/9/18

 20,347

 $

 402,262

 Paper Packaging - 0.1%

 29,850

 6.00

 B+ / B2

 Graham Packaging Co. LP, L+4.25%, 9/9/16

 $

 30,007

 227,175

 3.04

 BB / Ba2

 Graphic Packaging International, Inc., L+2.75%, 5/16/14

 227,417

 $

 257,424

 Total Materials

 $

 659,686

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 174,060

 2.20

 D / B2

 Synagro Technologies, Inc., L+2.00%, 4/2/14

 $

 165,183

 Total Commercial Services & Supplies

 $

 165,183

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.1%

 350,000

 BBB- / Baa3

 Delphi Automotive LLP, L+2.5%, 3/31/17

 $

 351,603

 Automobile Manufacturers - 0.3%

 930,000

 NR / NR

 Chrysler Group LLC, L+4.75%, 4/28/17

 $

 926,001

 150,426

 2.95

 BB+ / Baa3

 Ford Motor Co., L +2.75%, 12/15/13

 150,520

 $

 1,076,521

 Total Automobiles & Components

 $

 1,428,124

 Media - 0.2%

 Movies & Entertainment - 0.2%

 419,853

 5.25

 NR / NR

 Christie/AIX Inc., L+3.5%, 4/29/16

 $

 419,066

 198,000

 4.50

 B+ / NR

 Live Nation Entertainment, L+3.0%, 10/20/16

 199,082

 $

 618,148

 Total Media

 $

 618,148

 Retailing - 0.1%

 Automotive Retail - 0.1%

 249,375

 4.75

 NR / NR

 Autotrader Com, Inc., L+3.25%, 11/16/16

 $

 250,622

 Total Retailing

 $

 250,622

 Health Care Equipment & Services - 0.3%

 Health Care Facilities - 0.1%

 18,579

 2.56

 BB- / Ba3

 *UN CHS/Community Health DD, L+2.25%, 7/25/14

 $

 17,985

 361,105

 2.56

 BB- / Ba3

 CHS/Community Health Sys, Inc., L+2.25%, 7/25/14

 349,572

 $

 367,557

 Health Care Services - 0.1%

 196,673

 6.00

 BB / Ba3

 RehabCare Group, Inc., L+4.0%, 11/1/15

 $

 197,800

 Health Care Supplies - 0.0%

 196,674

 3.54

 BB- / B1

 Bausch & Lomb, Inc., L+3.25%, 4/24/15

 $

 196,416

 47,813

 3.46

 BB- / B1

 Bausch & Lomb, Inc., L+3.25%, 4/24/15 Delayed Draw

 47,750

 $

 244,166

 Total Health Care Equipment & Services

 $

 809,523

 Diversified Financials - 0.1%

 Investment Banking & Brokerage - 0.1%

 144,205

 5.25

 B+ / Ba3

 LPL Holdings, Inc., L+3.75%, 6/28/17

 $

 145,512

 Total Diversified Financials

 $

 145,512

 Software & Services - 0.2%

 Data Processing & Outsourced Services - 0.1%

 248,750

 5.25

 BBB- / Ba1

 Fidelity National Inc., L+3.75%, 7/18/16

 $

 250,253

 It Consulting & Other Services - 0.1%

 380,333

 1.95

 BB / Ba3

 Sungard Data Systems, Inc., L+1.75%,  2/28/14

 $

 377,208

 Total Software & Services

 $

 627,461

 Telecommunication Services - 0.2%

 Integrated Telecommunications Services - 0.1%

 39,742

 3.22

 NR / NR

 Telesat Canada, Inc., DD L+3.0%, 10/31/14

 $

 39,630

 462,653

 3.22

 NR / NR

 Telesat Canada, Inc., L+3.0%, 10/31/14

 461,352

 $

 500,982

 Total Telecommunication Services

 $

 500,982

 Utilities - 0.0%

 Independent Power Producer & Energy Traders - 0.0%

 435,000

 BB+ / Ba1

 AES Corp/The, L+3.25%, 5/17/18

 $

 0

 Total Utilities

 $

 0

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $5,560,897)

 $

 5,205,241

 Principal

 TEMPORARY CASH INVESTMENTS - 0.5%

  Value

 Amount ($)

 Securities Lending Collateral  - 0.5% (c)

 Certificates of Deposit:

 30,779

 Bank of Nova Scotia, 0.30%, 6/11/12

 $

 30,779

 7,695

 Bank of Nova Scotia, 0.28%, 9/29/12

 7,695

 17,890

 BBVA Group NY, 0.47%, 8/10/11

 17,890

 26,932

 BBVA Group NY, 1.19%, 7/26/11

 26,932

 30,779

 BNP Paribas Bank NY, 0.13%, 6/15/11

 30,779

 5,386

 BNP Paribas Bank NY, 0.27%, 8/5/11

 5,386

 38,474

 Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11

 38,474

 30,779

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 30,779

 38,474

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 38,474

 19,236

 National Australia Bank NY, 0.29%, 10/19/11

 19,236

 42,329

 RaboBank Netherland NV NY, 0.31%, 4/2/12

 42,329

 23,084

 Royal Bank of Canada NY, 0.35%, 12/2/11

 23,084

 38,474

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 38,474

 15,389

 SOCGEN NY, 0.28%, 7/11/11

 15,389

 7,695

 SOCGEN NY, 0.26%, 7/14/11

 7,695

 15,389

 SOCGEN NY, 0.37%, 6/10/11

 15,389

 26,932

 Svenska NY, 0.20%, 7/19/11

 26,932

 38,474

 Westpac Banking Corp. NY, 0.35%, 12/6/11

 38,474

 $

 454,190

 Commercial Paper:

 15,389

 American Honda Finance, 0.34%, 1/11/12

 $

 15,389

 15,396

 American Honda Finance, 1.06%, 6/20/11

 15,396

 14,097

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 14,097

 19,237

 BBVLON, 0.29%, 6/3/11

 19,237

 38,468

 BCSFUN, 0.25%, 6/24/11

 38,468

 5,769

 BCSFUN, 0.22%, 7/29/11

 5,769

 38,461

 CBAPP, 0.20%, 8/3/11

 38,461

 39,068

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 39,068

 38,474

 Federal Home Loan Bank, 0.28%, 6/1/11

 38,474

 3,847

 General Electric Capital Corp., 0.39%, 6/6/11

 3,847

 4,236

 General Electric Capital Corp., 0.44%, 11/21/11

 4,236

 30,769

 HSBC, 0.17%, 8/9/11

 30,769

 5,773

 JPMorgan Chase & Co., 1.06%, 6/13/11

 5,773

 34,626

 JPMorgan Chase & Co., 0.30%, 5/18/12

 34,626

 19,237

 NABPP, 0.25%, 6/1/11

 19,237

 30,768

 NORDNA, 0.27%, 7/18/11

 30,768

 30,770

 PARFIN, 0.25%, 7/11/11

 30,770

 19,237

 Royal Bank of Canada NY, 0.30%, 6/1/12

 19,237

 19,229

 SANCPU, 0.39%, 7/11/11

 19,229

 23,077

 SANCPU, 0.73%, 6/17/11

 23,077

 19,237

 SANCPU, 0.68%, 6/1/11

 19,237

 26,908

 SEB, 0.30%, 9/12/11

 26,908

 19,237

 SOCNAM, 0.17%, 6/2/11

 19,237

 38,474

 Toyota Motor Credit Corp., 0.35%, 9/8/11

 38,474

 11,552

 Wachovia, 0.46%, 3/1/12

 11,552

 15,394

 Wachovia, 0.41%, 10/15/11

 15,394

 7,697

 Wells Fargo & Co., 0.36%, 1/24/12

 7,697

 $

 584,427

 Tri-party Repurchase Agreements:

 72,471

 Barclays Capital Plc, 0.11%, 6/1/11

 $

 72,471

 38,474

 HSBC Bank USA NA, 0.11%, 6/1/11

 38,474

 76,947

 RBS Securities, Inc., 0.11%, 6/1/11

 76,947

 $

 187,892

 Shares

 Money Market Mutual Funds:

 61,558

 Dreyfus Preferred Money Market Fund

 $

 61,558

 61,558

 Fidelity Prime Money Market Fund

 61,558

 $

 123,116

 Total Securities Lending Collateral

 $

 1,349,625

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $1,349,625)

 $

 1,349,625

 TOTAL INVESTMENT IN SECURITIES - 94.3%

 (Cost  $257,819,196) (a)

 $

 257,182,388

 OTHER ASSETS AND LIABILITIES - 5.7%

 $

 15,508,250

 TOTAL NET ASSETS - 100.0%

 $

 272,690,638

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2011, the value of these securities amounted to $10,755,235 or 3.9% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $258,125,750 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 5,886,977

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (6,830,339)

 Net unrealized loss

 $

 (943,362)

 (b)

 At May 31, 2011, the following securities were out on loan:

 Principal

 Amount ($)

 Security

 Value

       187,000

 Bank of America Corp., 3.7%, 9/1/15

 191,677

       158,000

 Barclays Bank Plc, 2.5%, 1/23/13

 163,065

       495,000

 BP Capital Markets Plc, 3.125%, 3/10/12

 507,669

       450,000

 Morgan Stanley, 5.0%, 8/31/25 STEP

 457,892

 $

            1,320,303

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
42,811,922

$
-

$
42,811,922

 Collateralized Mortgage Obligations

-

65,587,716

113,829

65,701,545

 Corporate Bonds

-

64,793,949

-

64,793,949

 U.S. Government Agency Obligations

-

69,961,558

-

69,961,558

 Foreign Government Bonds

-

264,108

-

264,108

 Municipal Bonds

-

7,094,440

-

7,094,440

 Senior Floating Rate Loan Interests

-

5,205,241

-

5,205,241

 Temporary Cash Investments

-

1,226,509

-

1,226,509

 Money Market Mutual Funds

123,116

-

-

123,116

 Total

$
123,116

$
256,945,443

$
113,829

$
257,182,388

 Other Financial Instruments*

$
(6,750
)

$
(5,216
)

$
(11,966
)

 *Other Financial Instruments include futures and foreign exchange contracts

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage

 Obligations

 Balance as of 8/31/10

$
400,174

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

(286,345
)

 Transfers in and out of Level 3

-

 Balance as of 5/31/11

$
113,829

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions,

regarding the effectiveness of the registrant's disclosure

controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR

270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)

under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)

under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))

that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act

(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.

John F. Cogan, Jr, President

Date July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.

John F. Cogan, Jr., President

Date July 29, 2011

By (Signature and Title)* /s/ Mark Bradley

Mark Bradley, Treasurer

Date July 29, 2011

* Print the name and title of each signing officer under his or her signature.